Unsecured convertible debentures due to shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unsecured Convertible Debentures [Abstract]
Unsecured convertible debenture, beginning	$ 0	$ 109,022
Interest capitalized on unsecured debentures		15,503
Conversion to Class A common shares, Series C		(30,180)
Cash repayment of convertible debentures	$ 0	(93,384)
Other		(961)
Unsecured convertible debenture, ending		$ 0